UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-06554

ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME
TRUST, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  September 30, 2005

Date of reporting period:   March 31, 2005


ITEM 1.   REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Americas
Government Income Trust


Multi-Sector
Fixed Income


Semi-Annual Report--March 31, 2005

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.


Investment Products Offered
-----------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-----------------------------


The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

May 25, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Americas Government Income Trust (the "Fund") for the semi-annual reporting period ended March 31, 2005.

Investment Objective and Policies

This open-end fund seeks the highest level of current income, consistent with what we believe to be prudent investment risk that is available from a portfolio of debt securities issued or guaranteed (i.e., Brady Bonds) by the governments of the United States, Canada or Mexico, their political subdivisions (including Canadian Provinces but excluding states of the U.S.), agencies, instrumentalities or authorities. Investments in the Fund include debt securities issued by governmental entities of Caribbean and Latin American nations.

Investment Results

The table on page 4 shows the Fund's performance compared to its benchmark, a composite, consisting of 50% Lehman Brothers (LB) Government Index--a broad measure of the performance of U.S. government bonds--and 50% J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+) Latin Only--composed of dollar-denominated restructured sovereign bonds of emerging markets in Latin America--(the "Composite"), for the six- and 12-month periods ended March 31, 2005. For the six-month reporting period ended March 31, 2005, the Fund outperformed its blended benchmark.

Within the Fund's government allocation, Canadian holdings contributed positively to relative returns, strongly outperforming U.S. governments. An additional positive contributor to the Fund's performance was its allocation to Canadian Real Return Bonds (inflation-linked securities).

The Fund's U.S. duration exposure, which was greater than that of the benchmark, in addition to long duration exposure in Mexican local currency debt, detracted from the Fund's performance during the six-month period under review.

Market Review and Investment Strategy

The emerging market debt class, as represented by the JPM EMBI+ Latin Only, returned 3.06% for the six-month reporting period ended March 31, 2005. Emerging markets performed well during the first five months of the semi-annual period, helped by improving fundamentals and increased investor appetite for risk. Benefiting from global growth, high commodities prices and high production volumes, Latin America posted its fastest economic growth in more than two decades in 2004. Additionally, Mexico, Argentina, Peru and Venezuela all reported 2004 gross domestic product (GDP) that beat consensus forecasts. Brazil and Mexico saw their ratings upgraded during the reporting period. However, the positive performance of the emerging markets came to a halt in March 2005 as a stronger U.S. dollar and rising interest rates threatened to raise borrowing costs. During the month of March, the JPM EMBI+ Latin Only lost 2.92%

Canadian government bonds outperformed most global government bond markets at 4.18% for the six-month re-


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 1


porting period. The U.S. Treasury market, however, posted a flat return of 0.0% as Treasury prices reflected mixed economic news throughout the reporting period. The U.S. mortgage market fared better; however, it still only produced a modest return of 1.14%.

During the reporting period, the Fund's positions in market and duration terms to U.S. government bonds were reduced on prospects for economic growth and the dampening effect of higher interest rates. However, the Fund's allocation to U.S. mortgage backed securities was increased slightly. The Fund's increased allocation to Canadian bonds benefited the Fund's performance during the period under review.

The Fund's position in longer maturity local Mexican debt and its exposure in Brazil were maintained. GDP growth in Brazil has remained high, easing worries about debt sustainability, and is likely to benefit from further ratings upgrades. The Fund's positions in Venezuela and Peru were reduced due to political uncertainties in these countries.


-------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The Composite Benchmark represents a 50%/50% blend of both the Lehman Brothers
(LB) Government Index and the J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+) Latin Only. Neither the unmanaged LB Government Index nor the unmanaged JPM EMBI+ Latin Only reflects fees and expenses associated with the active management of a mutual fund portfolio. The LB Government Index is composed of the LB Treasury Index and the LB Agency Index. The unmanaged JPM EMBI+ Latin Only is composed of dollar-denominated restructured sovereign bonds of emerging markets in Latin America; a large percentage of the Index is made up of Brady Bonds. An investor cannot invest directly in indices, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

The Fund invests a significant amount of its assets in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of political and economic uncertainties in foreign countries.
These risks may be magnified for investments in emerging markets. To increase yield, the Fund can use leverage, a speculative technique, which may increase share price fluctuation. Price fluctuation in the Fund's portfolio securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Fund to decline. Changes in interest rates have a greater negative effect on bonds with longer maturities than on those with shorter maturities. Investments in the Fund are not guaranteed because of fluctuation in the net asset value of the underlying fixed-income related investments. Similar to direct bond ownership, bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Fund. Fund purchasers should understand that, in contrast to owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 3


HISTORICAL PERFORMANCE
(continued from previous page)



THE FUND VS. ITS BENCHMARK                                   Returns
                                                    ---------------------------
PERIODS ENDED MARCH 31, 2005                        6 Months          12 Months
-------------------------------------------------------------------------------
AllianceBernstein Americas Government
   Income Trust
   Class A                                              2.08%            1.29%
   Class B                                              1.72%            0.57%
   Class C                                              1.58%            0.44%

Composite: 50% Lehman Brothers
   Government Index and 50%
   J.P. Morgan EMBI+ Latin Only                         1.57%            3.91%

Lehman Brothers Government Index                        0.07%            0.11%

J.P. Morgan EMBI+ Latin Only                            3.06%            7.71%


See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


-------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2005

                             NAV Returns            SEC Returns
Class A Shares
1 Year                              1.29%                 -3.00%
5 Years                             8.07%                  7.13%
10 Years                           13.59%                 13.10%
SEC Yield*                          6.08%

Class B Shares
1 Year                              0.57%                 -2.27%
5 Years                             7.24%                  7.24%
10 Years(a)                        13.05%                 13.05%
SEC Yield*                          5.62%

Class C Shares
1 Year                              0.44%                 -0.51%
5 Years                             7.28%                  7.28%
10 Years                           12.71%                 12.71%
SEC Yield*                          5.61%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)

Class A Shares
1 Year                                                    -3.00%
5 Years                                                    7.13%
10 Years                                                  13.10%

Class B Shares
1 Year                                                    -2.27%
5 Years                                                    7.24%
10 Years(a)                                               13.05%

Class C Shares
1 Year                                                    -0.51%
5 Years                                                    7.28%
10 Years                                                  12.71%


(a)   Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2005.

See Historical Performance disclosures on page 3.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 5


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                             Beginning             Ending
                                         Account Value      Account Value    Expenses Paid
                                       October 1, 2004     March 31, 2005   During Period*
-----------------------------------------------------------------------------------------
Class A
Actual                                          $1,000          $1,020.75          $5.19
Hypothetical (5% return before expenses)        $1,000          $1,019.80          $5.19
-----------------------------------------------------------------------------------------
Class B
Actual                                          $1,000          $1,017.16          $8.75
Hypothetical (5% return before expenses)        $1,000          $1,016.26          $8.75
-----------------------------------------------------------------------------------------
Class C
Actual                                          $1,000          $1,015.78          $8.69
Hypothetical (5% return before expenses)        $1,000          $1,016.31          $8.70
-----------------------------------------------------------------------------------------

* Expenses are equal to the classes' annualized expense ratios of 1.03%, 1.74% and 1.73%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (reflect the one-half year period).


-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


PORTFOLIO SUMMARY
March 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $1,551.1


SECURITY TYPE BREAKDOWN*
   50.3%   Sovereign
   48.4%   U.S. Government and
           Sponsored Agency
           Obligations                               [PIE CHART OMITTED]
    0.1%   Brady Bonds

    1.2%   Short-Term


* All data are as of March 31, 2005. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 7


PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

                                               Principal
                                                  Amount
                                                    (000)          U.S. $ Value
-------------------------------------------------------------------------------
GOVERNMENT/AGENCY
   OBLIGATIONS-118.0%

Brazil-10.4%
Brazil Real Structured Product
   Zero Coupon, 9/20/07(a)              US$      139,046           $ 34,422,604
Federal Republic of Brazil
   3.13%, 4/15/12(a)                               1,541              1,447,132
   8.00%, 4/15/14(a)                              18,820             18,656,167
   9.25%, 10/22/10(a)                              2,090              2,194,500
   10.50%, 7/14/14(a)                              2,520              2,778,300
   11.00%, 8/17/40(a)(b)                          31,540             35,056,710
   11.50%, 3/12/08(a)                             50,675             57,009,375
   12.00%, 4/15/10(a)                                625                727,500
   12.75%, 1/15/20(a)                              5,730              7,047,900
   14.50%, 10/15/09(a)                             1,775              2,230,288
                                                                   ------------
Total Brazilian Securities
   (cost $148,275,937)                                              161,570,476
                                                                   ------------
Canada-12.8%
Canada Real Return
   4.25%, 12/01/21(a)                   CAD        7,897              8,696,411
Government of Canada
   3.00%, 6/01/07(a)                             115,817             95,192,842
   4.00%, 12/01/31(a)                              5,762              6,681,122
   5.00%, 6/01/14(a)                               7,063              6,133,996
   5.75%, 6/01/33(a)                              30,000             28,757,440
   10.25%, 3/15/14(a)                             17,000             20,278,853
Province of Ontario
   5.60%, 6/02/35(a)                               6,882              6,008,607
Province of Quebec
   5.50%, 12/01/14(a)                             30,000             26,246,032
                                                                   ------------
Total Canadian Securities
   (cost $188,253,133)                                              197,995,303
                                                                   ------------
Colombia-2.0%
Republic of Colombia
   8.63%, 4/01/08(a)                    US$        3,000              3,180,000
   10.75%, 1/15/13(a)                              1,330              1,486,275
   11.75%, 3/01/10(a)                   CLP    6,027,000              2,545,526
   11.75%, 2/25/20(a)                   US$       20,000             23,800,000
                                                                   ------------
Total Colombian Securities
   (cost $26,181,129)                                                31,011,801
                                                                   ------------


-------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


                                               Principal
                                                  Amount
                                                    (000)          U.S. $ Value
-------------------------------------------------------------------------------
Ecuador-0.9%
Republic of Ecuador
   7.00%, 8/15/30(a)(c)
   (cost $15,172,090)                   US$       16,445           $ 14,759,387
                                                                   ------------
El Salvador-0.1%
Republic of El Salvador
   8.50%, 7/25/11(c)
   (cost $2,103,481)                               1,950              2,203,500
                                                                   ------------
Jamaica-0.6%
Government of Jamaica
   10.63%, 6/20/17(a)                              4,757              5,018,635
Jamaican Dollar Indexed
   Structured Note
   0.01%, 8/16/05(a)                               3,957              4,158,260
                                                                   ------------
Total Jamaican Securities
   (cost $9,451,750)                                                  9,176,895
                                                                   ------------
Mexico-29.1%
Banco Nacional de Comercio
   11.00%, 12/10/05(c)                  MXP       90,000              8,172,668
Mexican Bonos
   9.00%, 12/24/09(a)                          1,152,011             98,623,075
   9.00%, 12/20/12(a)                            929,250             76,651,207
Mexican Fixed Rate Bonds
   8.00%, 12/24/08(a)                          1,093,879             91,483,597
   8.00%, 12/19/13(a)                            616,926             48,569,118
   8.00%, 12/07/23(a)                            992,974             68,866,320
   9.00%, 12/27/07(a)                            231,298             20,192,403
   10.00%, 12/05/24(a)                           466,401             38,968,216
                                                                   ------------
Total Mexican Securities
   (cost $465,780,966)                                              451,526,604
                                                                   ------------
Panama-1.5%
Republic of Panama
   9.38%, 4/01/29(a)                    US$          616                705,320
   9.38%, 7/23/12(a)                               7,000              7,885,500
   9.63%, 2/08/11(a)                               1,885              2,130,050
   10.75%, 5/15/20(a)                              9,250             11,886,250
                                                                   ------------
Total Panamanian Securities
   (cost $19,624,852)                                                22,607,120
                                                                   ------------


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 9


                                               Principal
                                                  Amount
                                                    (000)          U.S. $ Value
-------------------------------------------------------------------------------
Peru-1.8%
Republic of Peru
   8.38%, 5/03/16(a)                    US$        3,900          $   4,075,500
   8.75%, 11/21/33(a)                              1,080              1,123,200
   9.13%, 2/21/12(a)                               4,235              4,743,200
   9.88%, 2/06/15(a)                              15,376             17,759,280
                                                                  -------------
Total Peruvian Securities
   (cost $24,440,696)                                                27,701,180
                                                                  -------------
United States-57.8%
Federal Home Loan Mortgage
   30 Year TBA
   6.00%, 4/01/35                                120,000            122,775,000
Federal National Mortgage
   Association 30 Year TBA
   6.00%, 4/01/34                                135,000            137,953,125
U.S. Treasury Bonds
   8.75%, 5/15/17(a)                              50,000             68,705,100
   8.75%, 5/15/20(a)                              50,000             71,099,600
   9.13%, 5/15/18(a)                              50,000             71,435,550
   12.50%, 8/15/14(a)                             90,000            119,689,470
   13.25%, 5/15/14(a)(d)                          54,000             72,507,636
U.S. Treasury Strips
   8.00%, 11/15/21(a)                            350,000            153,514,900
   8.75%, 5/15/17(a)                             140,000             78,592,920
                                                                  -------------
Total United States Securities
   (cost $857,745,761)                                              896,273,301
                                                                  -------------
Uruguay-0.8%
Republic of Uruguay
   7.50%, 3/15/15(a)                               6,685              6,116,775
   17.75%, 2/04/06                      UYP      147,100              6,195,201
                                                                  -------------
Total Uruguayan Securities
   (cost $10,055,853)                                                12,311,976
                                                                  -------------
Venezuela-0.2%
Republic of Venezuela
   2.63%, 4/20/11(a)                    US$        2,095              1,859,312
   5.38%, 8/07/10(a)                                 125                111,250
   8.50%, 10/08/14(a)                              1,335              1,311,638
                                                                  -------------
Total Venezuelan Securities
   (cost $3,082,246)                                                  3,282,200
                                                                  -------------
Total Government/Agency Obligations
   (cost $1,770,167,894)                                          1,830,419,743
                                                                  -------------


-------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


                                               Principal
                                                  Amount
                                                    (000)         U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-1.4%
Repurchase Agreement-1.4%
Greenwich capital markets, Inc.
   2.75%, dated 3/31/05, due 4/1/05
   in the amount of $22,400,000 (cost
   $22,400,000; collateralized by
   $22,890,000 FHLB, 2.375%,
   due 4/5/06, value $22,591,740)               $ 22,400         $   22,400,000
                                                                 --------------
Total Investments-119.4%
   (cost $1,792,567,894)                                          1,852,819,743
Other assets less liabilities-(19.4%)                              (301,690,264)
                                                                 --------------
Net Assets-100%                                                  $1,551,129,479
                                                                 ==============

REVERSE REPURCHASE AGREEMENT (see Note A)

                                 Interest
Broker                             Rate           Maturity           Amount
------------------------------------------------------------------------------
Barclays                           2.68%           4/07/05       $(50,160,000)


FORWARD EXCHANGE CURRENCY CONTRACTS (see Note D)


                                                                 U.S.$
                                              Contract         Value on           Value at         Unrealized
                                               Amount        Origination          March 31,       Appreciation/
                                               (000)             Date               2005         (Depreciation)
----------------------------------------------------------------------------------------------------------------
Buy Contract
Canadian Dollar,
   settling 4/08/05                            101,815       $ 82,310,478       $ 84,176,140         $1,865,662
Mexican Peso
   settling
   4/18/05-5/02/05                             500,202         44,246,737         44,603,339            356,602

Sale Contracts
Canadian Dollar,
   settling
   4/08/05 - 5/06/05                           380,952        309,121,168        314,968,911         (5,847,743)
Mexican Peso
   settling
   4/18/05-6/03/05                           3,389,223        299,376,631        301,456,201         (2,079,570)



-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 11


FINANCIAL FUTURES CONTRACT SOLD (see Note D)


                                                                                    U.S.$
                                                                                   Value at
                              Number            Expiration      Original           March 31,          Unrealized
    Type                   of Contracts           Month          Value               2005            Appreciation
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury
   Note 10 Yr                                     June
   Futures                    1,636               2005        $179,474,321       $178,758,563           $715,758



CREDIT DEFAULT SWAP CONTRACTS (see Note D)


    Swap
 Counterparty                                   Notional
 & Referenced                                    Amount           Interest         Termination        Unrealized
  Obligation                                     (000)              Rate               Date          Appreciation
-----------------------------------------------------------------------------------------------------------------
Buy Contract
Citigroup Global
   Markets, Ltd.
   Republic of
   Colombia
   8.375%, 2/15/27                               1,700               3.02%           1/20/10           $ 83,961
Sale Contracts
Citigroup Global
   Markets, Ltd.
   Republic of
   Colombia
   8.375%, 2/15/27                               3,350               1.13%           1/20/07             51,720
Citigroup Global
   Markets, Ltd.
   Federal Republic
   of Brazil
   12.25%, 3/06/30                               2,525               4.40%           5/20/06            202,926
Morgan Stanley Capital
   Services, Inc.
   Federal Republic
   of Brazil
   12.25%, 3/06/30                               1,940               3.80%           8/20/06            102,680



-------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


(a) Positions, or a portion thereof, with an aggregate market value of $1,048,953,094 have been segregated to collateralize forward exchange currency contracts.

(b) Position, or portion thereof, with an aggregate market value of $14,487,000 has been segregated to collateralize reverse repurchase agreements.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $25,135,555 or 1.6% of net assets.

(d) Position, or a portion thereof, with an aggregate market value of $2,218,755 has been segregated to collateralize margin requirements for the open futures contracts.

      Glossary of Terms:
      FHLB - Federal Home Loan Bank
      TBA - (To Be Assigned)- Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

      Currency Abbreviations:
      CAD  - Canadian Dollar
      CLP  - Colombian Peso
      MXP  - Mexican Peso
      US$  - United States Dollar
      UYP  - Uruguay Peso

      See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 13


STATEMENT OF ASSETS & LIABILITIES
March 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $1,792,567,894)       $1,852,819,743
Cash                                                                    95,420
Interest receivable                                                 24,876,606
Receivable for capital stock sold                                    8,126,406
Unrealized appreciation of forward exchange
   currency contracts                                                2,222,264
Unrealized appreciation on credit default
   swap contracts                                                      441,287
                                                                --------------
Total assets                                                     1,888,581,726
                                                                --------------
Liabilities
Payable for investment securities purchased                        262,864,688
Reverse repurchase agreement                                        50,160,000
Payable for capital stock redeemed                                  10,812,246
Unrealized depreciation of forward exchange
   currency contracts                                                7,927,314
Dividends payable                                                    3,281,655
Payable for variation margin on futures contracts                      843,554
Advisory fee payable                                                   675,369
Distribution fee payable                                               226,059
Transfer Agent fee payable                                             133,943
Accrued expenses and other liabilities                                 527,419
                                                                --------------
Total liabilities                                                  337,452,247
                                                                --------------
Net Assets                                                      $1,551,129,479
                                                                ==============
Composition of Net Assets
Capital stock, at par                                                 $213,543
Additional paid-in capital                                       1,752,411,357
Distributions in excess of net investment income                   (31,876,502)
Accumulated net realized loss on investments
   and foreign currency transactions                              (225,174,052)
Net unrealized appreciation of investments
   and foreign currency denominated assets and liabilities          55,555,133
                                                                --------------
                                                                $1,551,129,479
                                                                ==============

Calculation of Maximum Offering Price Per Share

                                           Net Asset Value and:
                                         -----------------------    Maximum
                           Shares          Offering    Redemption   Offering
Class        Net Assets  Outstanding        Price        Price       Price*
-------------------------------------------------------------------------------
A          $914,057,019  125,885,464           --        $7.26        $7.58
-------------------------------------------------------------------------------
B          $400,754,447   55,209,438        $7.26           --           --
-------------------------------------------------------------------------------
C          $236,318,013   32,448,174        $7.28           --           --
-------------------------------------------------------------------------------


* The maximum offering price per share for Class A shares includes a sales charge of 4.25%.

    See notes to financial statements.


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


STATEMENT OF OPERATIONS
Six Months Ended March 31, 2005 (unaudited)


Investment Income
Interest (net of foreign taxes withheld
   of $24,288)                                                   $  63,020,802
Expenses
Advisory fee                                          4,104,893
Distribution fee--Class A                             1,417,935
Distribution fee--Class B                             2,248,577
Distribution fee--Class C                             1,234,757
Transfer agency                                       1,046,247
Custodian                                               459,810
Printing                                                201,947
Administrative                                           44,929
Registration                                             40,680
Audit                                                    40,753
Legal                                                    33,202
Directors' fees                                          10,511
Miscellaneous                                            33,541
                                                  -------------
Total expenses                                       10,917,782
                                                  -------------
Less: expense offset arrangement
   (see Note B)                                          (1,106)
                                                  -------------
Net expenses                                                        10,916,676
                                                                 -------------
Net investment income                                               52,104,126
                                                                 -------------
Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
   Investment Transactions                                          14,464,926
   Written Options                                                   1,246,438
   Futures Contracts                                                 1,942,132
   Swap Contracts                                                      120,830
   Foreign currency transactions                                    (8,446,609)
Net change in unrealized
   appreciation/depreciation of:
   Investments                                                     (35,490,459)
   Futures Contracts                                                   856,356
   Swap Contracts                                                      206,205
   Foreign currency denominated assets
      and liabilities                                                5,913,592
                                                                 -------------
Net loss on investment and foreign
   currency transactions                                           (19,186,589)
                                                                 -------------
Net Increase in Net Assets
   from Operations                                               $  32,917,537
                                                                 =============


See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 15


STATEMENT OF CHANGES IN NET ASSETS

                                        Six Months Ended          Year Ended
                                         March 31, 2005          September 30,
                                           (unaudited)               2004
                                        ===============         ==============
Increase (Decrease) in Net Assets
from Operations
Net investment income                      $52,104,126            $119,545,128
Net realized gain on investment and
   foreign currency transactions             9,327,717              46,529,750
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities      (28,514,306)            (89,337,929)
                                        --------------          --------------
Net increase in net assets from
   operations                               32,917,537              76,736,949
Dividends to Shareholders from:
Net investment income
   Class A                                 (31,256,340)            (71,658,911)
   Class B                                 (13,257,164)            (37,624,530)
   Class C                                  (7,271,712)            (17,616,033)
Capital Stock Transactions
Net decrease                              (114,530,017)           (316,892,817)
                                        --------------          --------------
Total decrease                            (133,397,696)           (367,055,342)
Net Assets
Beginning of period                      1,684,527,175           2,051,582,517
                                        --------------          --------------
End of period (including distributions
   in excess of net investment income
   of ($31,876,502) and (32,195,412),
   respectively)                        $1,551,129,479          $1,684,527,175
                                        ===============         ==============


See notes to financial statements.


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


NOTES TO FINANCIAL STATEMENTS
March 31, 2005 (unaudited)

NOTE A
Significant Accounting Policies

AllianceBernstein Americas Government Income Trust, Inc. (the "Fund") was incorporated as a Maryland corporation on February 3, 1992 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold currently with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's
Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 17


the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Currency Translation

Asset and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and lia-


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


bilities at period end exchange rates are reflected as a component of unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts and amortizes premiums as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Repurchase Agreements

It is the Fund's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Fund may be delayed or limited.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 19


8. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having at least equal to the repurchase price.

NOTE B
Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of .65% of the Fund's average daily adjusted net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund's average daily adjusted net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2005, such fees amounted to $44,929.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $553,518 for the six months ended March 31, 2005.

For the six months ended March 31, 2005, the Fund's expenses were reduced by $1,106 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $39,672 from the sales of Class A shares and received $1,073, $164,572 and $13,399 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the six months ended March 31, 2005.


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $31,033,715 and $7,773,689 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2005, were as follows:

                                           Purchases                 Sales
                                        ===============         ==============
Investment securities (excluding
   U.S. government securities)            $617,370,133            $644,660,112
U.S. government securities               1,440,753,515           1,466,292,921

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts, options written, futures and swap contracts) are as follows:

Gross unrealized appreciation                                  $  101,473,358
Gross unrealized depreciation                                     (41,221,509)
                                                               --------------
Net unrealized appreciation                                    $   60,251,849
                                                               ==============

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the future contracts and movements in the price of the securities hedged or used for cover.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 21


At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

3. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in written options for the six months ended March 31, 2005 were as follows:

                                           Number of                Premium
                                           Contracts               Received
                                        ===============         ==============
Options outstanding at
   September 30, 2004                               -0-         $           -0-
Options written                            430,044,000               1,100,463
Options terminated in closing
   purchase transactions                  (380,385,000)               (402,149)
Options expired                            (49,659,000)               (698,314)
                                        --------------          --------------
Options outstanding at
   March 31, 2005                                   -0-         $           -0-
                                        --------------          --------------

4. Swap Agreements

The Fund may enter into swaps to hedge its exposure to foreign currency interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or currencies.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 23


As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swaps contracts on the statements of operations. Prior to October 1, 2003, these interim payments were reflected within interest income in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

The Fund may enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract") or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A sale/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Fund to buy/(sell) from/(to) the counterparty at the notional amount (the "Notional Amount") and receive/(deliver) the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a Sale Contract is limited to the Notional Amount of the swap contract ("Maximum Payout Amount"). During the term of the swap agreement, the Fund receives/(pays) semi-annual fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount. These interim payments are recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

At March 31, 2005, the Fund had Sale Contracts outstanding with Maximum Payout Amounts aggregating $7,815,000, with net unrealized appreciation of $357,326 and terms up to two years, as reflected in the portfolio of investments.

In certain circumstances, the Fund may hold Sale Contracts on the same referenced obligation and with the same counterparty it has purchased credit protection, which may reduce its obligation to make payments on Sale Contracts, if a credit event occurs. The Fund had Buy Contracts outstanding with a Notional


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


Amount of $1,700,000 with respect to the same referenced obligations and same counterparties of certain Sale Contracts outstanding, which reduced its obligation to make payments on Sale Contracts to $4,465,000 as of March 31, 2005.

NOTE E
Capital Stock

There are 9,000,000,000 shares of $0.001 par value capital stock authorized, divided into three classes, designated Class A, Class B, and Class C shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                              Shares                        Amount
                  ----------------------------   ------------------------------
                      Six Months                    Six Months
                           Ended    Year Ended           Ended      Year Ended
                  March 31, 2005  September 30, March 31, 2005    September 30,
                     (unaudited)          2004     (unaudited)            2004
-------------------------------------------------------------------------------
Class A
Shares sold            4,529,511     9,805,711     $33,448,328     $72,911,900
-------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends
   and distributions   2,181,508     4,359,020      16,216,813      32,291,935
-------------------------------------------------------------------------------
Shares converted
   from Class B        3,842,916    11,492,227      28,594,046      85,071,349
-------------------------------------------------------------------------------
Shares redeemed      (14,775,551)  (36,107,067)   (109,664,494)   (267,523,898)
-------------------------------------------------------------------------------
Net decrease          (4,221,616)  (10,450,109)   $(31,405,307)   $(77,248,714)
===============================================================================
Class B
Shares sold            1,858,867     6,425,112     $13,796,993     $47,930,119
-------------------------------------------------------------------------------
Shares issued in
   reinvestment
   of dividends
   and distributions     961,097     2,281,306       7,143,579      16,918,985
-------------------------------------------------------------------------------
Shares converted
   to Class A         (3,867,429)  (11,492,227)    (28,594,046)    (85,071,349)
-------------------------------------------------------------------------------
Shares redeemed       (8,499,642)  (24,720,851)    (63,048,076)   (183,297,887)
-------------------------------------------------------------------------------
Net decrease          (9,547,107)  (27,506,660)   $(70,701,550)  $(203,520,132)
===============================================================================
Class C
Shares sold            1,595,188     4,181,811     $11,875,959     $31,353,715
-------------------------------------------------------------------------------
Shares issued
   in reinvestments
   of dividends
   and distributions     532,891     1,224,520       3,974,241       9,103,868
-------------------------------------------------------------------------------
Shares redeemed       (3,799,065)  (10,314,487)    (28,273,360)    (76,581,554)
-------------------------------------------------------------------------------
Net decrease          (1,670,986)   (4,908,156)   $(12,423,160)   $(36,123,971)
===============================================================================


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 25


NOTE F
Security Lending

The Fund may make secured loans of portfolio securities to brokers, dealers and financial institutions, provided that cash, liquid high-grade debt securities or bank letters of credit equal to at least 100% of the market values of the securities loaned is deposited and maintained by the borrower with the Fund.

The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities to a particular borrower, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income earned thereon and the Fund may invest any cash collateral in portfolio securities, thereby earning additional income, or receive an agreed upon amount of income from a borrower who has delivered equivalent collateral. When such securities are borrowed against cash, the Fund agrees to pay the borrower of such securities a "rebate rate" for the use of the cash the borrower has pledged as collateral. As of March 31, 2005, the Fund had no securities on loan.

NOTE G
Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


-------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


NOTE H
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2005.

NOTE I
Distributions to Shareholders

The tax character of distributions to be paid for the year ended September 30, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid for the year ending September 30, 2004 and September 30, 2003 were as follows:

                                              2004                    2003
                                          ============            ============
Distributions paid from:
   Ordinary income                        $126,899,474            $131,916,725
                                          ------------            ------------
Total taxable distributions                126,899,474             131,916,725
Tax return of capital                               -0-                     -0-
                                          ------------            ------------
Total distributions paid                  $126,899,474            $131,916,725
                                          ------------            ------------

As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                   $ 11,010,044
Accumulated capital and other losses                            (262,841,376)(a)
Unrealized appreciation/(depreciation)                            72,421,589(b)
                                                               -------------
Total accumulated earnings/(deficit)                           $(179,409,743)
                                                               =============

(a) On September 30, 2004, the Fund had a net capital loss carryforward of $232,169,813, of which $12,641,413 expires in the year 2008, $206,928,807 expires in the year 2009 and $12,599,593 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Fund utilized capital loss carryforwards of $41,685,635. As of September 30, 2004, the Fund deferred tax straddle losses of $22,009,327. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended September 30, 2004 the Fund deferred to October 1, 2004 post October currency losses of $8,662,237.

(b) The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and the difference between book and tax treatment of swap income.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 27


NOTE J
Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

   (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

   (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

   (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement , please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 29


an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005, discussions commenced with the NASD that management believes will conclude these investigation.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance
Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


-------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                                 Class A
                                        ----------------------------------------------------------------------------------------
                                          Six Months
                                             Ended                    December
                                           March 31,   Year Ended    1, 2002 to                 Year Ended November 30,
                                              2005      September    September      --------------------------------------------
                                          (unaudited)  30, 2004(a)  30, 2003(b)     2002(c)      2001        2000         1999
                                        ----------------------------------------------------------------------------------------
Net asset value,
   beginning of period                       $7.35         $7.54       $6.86         $7.07       $7.55       $7.28        $7.59
                                        ----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(d)                       .25           .50(e)      .44           .56         .77         .75          .87
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                               (.10)         (.16)        .73          (.11)       (.50)        .34         (.25)
                                        ----------------------------------------------------------------------------------------
Net increase in net asset
   value from operations                       .15           .34        1.17           .45         .27        1.09          .62
                                        ----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income                          (.24)         (.53)       (.49)         (.60)       (.75)       (.49)        (.64)
Distributions in excess of
   net investment income                        -0-           -0-         -0-           -0-         -0-         -0-        (.11)
Tax return of capital                           -0-           -0-         -0-         (.06)         -0-       (.33)        (.18)
                                        ----------------------------------------------------------------------------------------
Total dividends and
   distributions                              (.24)         (.53)       (.49)         (.66)       (.75)       (.82)        (.93)
                                        ----------------------------------------------------------------------------------------
Net asset value,
   end of period                             $7.26         $7.35       $7.54         $6.86       $7.07       $7.55        $7.28
                                        ========================================================================================
Total Return
Total investment return based
   on net asset value(f)                      2.08%         4.72%      17.48%         6.69%       3.32%      15.80%       8.56%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                        $914,057      $956,690  $1,060,244      $947,300  $1,009,606    $979,126    $730,468
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                          1.03%(g)      1.25%       1.49%(g)      1.57%       1.96%       2.26%       2.09%
   Expenses, before waivers/
      reimbursements                          1.03%(g)      1.41%       1.49%(g)      1.57%       1.96%       2.26%       2.09%
   Expenses, before waivers/
      reimbursements excluding
      interest expense                        1.03%(g)      1.27%       1.26%(g)      1.28%       1.23%       1.33%       1.38%
   Net investment income                      6.66%(g)      6.80%(e)    7.28%(g)      8.19%      10.07%      10.03%      11.72%
Portfolio turnover rate                        124%           76%         60%          160%        315%        234%        158%


See footnote summary on page 34.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 31

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                 Class B
                                        ----------------------------------------------------------------------------------------
                                          Six Months
                                             Ended                    December
                                           March 31,   Year Ended    1, 2002 to                 Year Ended November 30,
                                              2005      September    September      --------------------------------------------
                                          (unaudited)  30, 2004(a)  30, 2003(b)     2002(c)      2001        2000         1999
                                        ----------------------------------------------------------------------------------------
Net asset value,
   beginning of period                       $7.35         $7.54       $6.86         $7.07       $7.58       $7.31       $7.61
                                        ----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(d)                       .22           .45(e)      .40           .51         .69         .69         .81
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                               (.09)         (.16)        .73          (.11)       (.50)        .36        (.25)
                                        ----------------------------------------------------------------------------------------
Net increase in net asset
   value from operations                       .13           .29        1.13           .40         .19        1.05         .56
                                        ----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income                          (.22)         (.48)       (.45)         (.55)       (.70)       (.48)       (.59)
Distributions in excess of
   net investment income                        -0-           -0-         -0-           -0-         -0-         -0-       (.10)
Tax return of capital                           -0-           -0-         -0-         (.06)         -0-       (.30)       (.17)
                                        ----------------------------------------------------------------------------------------
Total dividends and
   distributions                              (.22)         (.48)       (.45)         (.61)       (.70)       (.78)       (.86)
                                        ----------------------------------------------------------------------------------------
Net asset value,
   end of period                             $7.26         $7.35       $7.54         $6.86       $7.07       $7.58       $7.31
                                        ========================================================================================
Total Return
Total investment return based
   on net asset value(f)                      1.72%         3.98%      16.84%         5.92%       2.20%      14.99%       7.79%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                        $400,754      $476,171    $696,043      $740,782    $888,457    $826,340  $1,011,395
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                          1.74%(g)      1.98%       2.21%(g)      2.28%       2.66%       2.93%       2.78%
   Expenses, before waivers/
      reimbursements                          1.74%(g)      2.15%       2.21%(g)      2.28%       2.66%       2.93%       2.78%
   Expenses, before waivers/
      reimbursements excluding
      interest expense                        1.74%(g)      1.99%       1.98%(g)      2.00%       1.94%       2.03%       2.08%
   Net investment income                      5.93%(g)      6.07%(e)    6.59%(g)      7.47%       9.06%       9.37%      10.97%
Portfolio turnover rate                        124%           76%         60%          160%        315%        234%        158%


See footnote summary on page 34.


-------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                                 Class C
                                        ----------------------------------------------------------------------------------------
                                          Six Months
                                             Ended                    December
                                           March 31,   Year Ended    1, 2002 to                 Year Ended November 30,
                                              2005      September    September      --------------------------------------------
                                          (unaudited)  30, 2004(a)  30, 2003(b)     2002(c)      2001        2000         1999
                                        ----------------------------------------------------------------------------------------
Net asset value,
   beginning of period                       $7.38         $7.57       $6.88         $7.09       $7.58       $7.31       $7.61
                                        ----------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(d)                       .22           .45(e)      .40           .52         .71         .70         .81
Net realized and unrealized
   gain (loss) on investment
   and foreign currency
   transactions                               (.10)         (.16)        .74          (.12)       (.50)        .35        (.25)
                                        ----------------------------------------------------------------------------------------
Net increase in net asset
   value from operations                       .12           .29        1.14           .40         .21        1.05         .56
                                        ----------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income                          (.22)         (.48)       (.45)         (.55)       (.70)       (.47)       (.59)
Distributions in excess of
   net investment income                        -0-           -0-         -0-           -0-         -0-         -0-       (.10)
Tax return of capital                           -0-           -0-         -0-         (.06)         -0-       (.31)       (.17)
                                        ----------------------------------------------------------------------------------------
Total dividends and
   distributions                              (.22)         (.48)       (.45)         (.61)       (.70)       (.78)       (.86)
                                        ----------------------------------------------------------------------------------------
Net asset value,
   end of period                             $7.28         $7.38       $7.57         $6.88       $7.09       $7.58       $7.31
                                        ========================================================================================
Total Return
Total investment return based
   on net asset value(f)                      1.58%         3.97%      16.94%         5.91%       2.48%      14.99%       7.79%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)                        $236,318      $251,666    $295,295      $277,015    $310,985    $267,646    $258,696
Ratio to average net assets of:
   Expenses, net of waivers/
      reimbursements                          1.73%(g)      1.96%       2.20%(g)      2.27%       2.65%       2.95%       2.78%
   Expenses, before waivers/
      reimbursements                          1.73%(g)      2.12%       2.20%(g)      2.27%       2.65%       2.95%       2.78%
   Expenses, before waivers/
      reimbursements excluding
      interest expense                        1.73%(g)      1.97%       1.97%(g)      1.99%       1.93%       2.03%       2.08%
   Net investment income                      5.93%(g)      6.07%(e)    6.56%(g)      7.45%       9.34%       9.35%      10.98%
Portfolio turnover rate                        124%           76%         60%          160%        315%        234%        158%


See footnote summary on page 34.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 33


(a) As of October 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to October 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. The effect of this change for the fiscal year ended September 30, 2004, was to decrease net investment income per share by $0.0002 for Class A, B and C and increase net realized and unrealized gain (loss) on investment transactions per share by $0.0002 for Class A, B and C. Consequently, the ratios of net investment income to average net assets were decreased by 0.003% for Class A, B and C respectively.

(b)   The Fund changed its fiscal year end from November 30 to September 30.

(c) As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $.04, decrease net realized and unrealized loss on investments per share by $.04 for Class A, B and C, respectively, and decrease the ratio of net investment income to average net assets from 8.83% to 8.19% for Class A, from 8.10% to 7.47% for Class B and from 8.09% to 7.45% for Class C. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(d)   Based on average shares outstanding.

(e)   Net of waivers/reimbursement by the Adviser.

(f) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(g)   Annualized.


-------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


BOARD OF DIRECTORS

William H. Foulk, Jr.(1),Chairman
Marc O.Mayer,President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)

OFFICERS(2)

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Paul J. DeNoon, Vice President
Scott DiMaggio, Vice President
Michael L. Mon, Vice President
Douglas J. Peebles, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered
Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036


(1) Member of the Audit Committee, Governance and Nominating Committee and Independent Directors Committee.

(2) The day-to-day management of and investment decisions for the Fund's investment portfolio are made by the Global Fixed Income Investment Team, comprised of senior Global Fixed Income Team members.


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ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST o 35


ALLIANCEBERNSTEIN FAMILY OF FUNDS


---------------------------------
Wealth Strategies Funds
---------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy
---------------------------------
Blended Style Funds
---------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio
---------------------------------
Growth Funds
---------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*
New Europe Fund
---------------------------------
Value Funds
---------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund
---------------------------------
Taxable Bond Funds
---------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio
---------------------------------
Municipal Bond Funds
---------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia
---------------------------------
Intermediate Municipal Bond Funds
---------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York
---------------------------------
Closed-End Funds
---------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier
Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16,
2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST


ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


AAGITSR0305


ITEM 2.   CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.   EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.    DESCRIPTION OF EXHIBIT

11 (b) (1)     Certification of Principal Executive Officer Pursuant to Section
302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)     Certification of Principal Financial Officer Pursuant to Section
302 of the Sarbanes-Oxley Act of 2002

11 (c)         Certification of Principal Executive Officer and Principal
Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Americas Government Income Trust, Inc.

By:     /s/ Marc O. Mayer
        -----------------
        Marc O. Mayer
        President

Date:   May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        -----------------
        Marc O. Mayer
        President

Date:   May 27, 2005

By:     /s/ Mark D. Gersten
        -------------------
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   May 27, 2005